Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Components of Income (Loss) before the Provision for Income Taxes by Jurisdiction
The components of income (loss) before provision for (benefit from) income taxes, determined by tax jurisdiction, are as follows:

	For the year ended December 31,
($ thousands)	2018	2017	2016
United Kingdom	195,629	(408,595)	87,269
United States	(363,507)	(1,173,601)	(355,451)
Italy	535,643	479,851	578,221
All other	(63,717)	125,420	13,374
	304,048	(976,925)	323,413

Provision (Benefit) for Income Taxes
The provision for (benefit from) income taxes consists of:

	For the year ended December 31,
($ thousands)	2018	2017	2016
Current:
United Kingdom	3,579	733	711
United States	(12,028)	80,140	(16,982)
Italy	186,402	131,155	192,712
All other	45,942	54,823	36,414
	223,895	266,851	212,855
Deferred:
United Kingdom	(282)	4,366	19,232
United States	(20,900)	(175,539)	(109,139)
Italy	(3,186)	865	(5,837)
All other	(10,126)	(125,957)	(57,905)
	(34,494)	(296,265)	(153,649)
	189,401	(29,414)	59,206

Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates
A reconciliation of the provision for (benefit from) income taxes, with the amount computed by applying the weighted average rate of the U.K. statutory main corporation tax rates enacted in each of the Parent’s calendar year reporting periods to income (loss) before provision for (benefit from) income taxes is as follows:

	For the year ended December 31,
($ thousands)	2018	2017	2016
Income (loss) before provision for (benefit from) income taxes	304,048	(976,925)	323,413
United Kingdom statutory tax rate	19.00%	19.25%	20.00%
Statutory tax expense (benefit)	57,769	(188,058)	64,682

Foreign tax and statutory rate differential (1)	48,040	(71,050)	(17,013)
IRAP and state taxes	38,820	33,484	36,754
Nondeductible goodwill impairment	22,420	137,445	—
Italian tax settlement	16,664	—	15,256
Foreign tax expense, net of U.S. federal benefit	14,930	14,500	3,457
BEAT tax	13,769	—	—
GILTI tax	11,079	—	—
Change in unrecognized tax benefits	9,166	20,624	(10,914)
Tax cost of tax dividends	6,613	3,041	4,619
Tax impact of tax law and rate changes excluding the Tax Act	4,337	(2,463)	(8,422)
Nondeductible expenses	1,251	1,204	2,659
Foreign withholding and state taxes on unremitted earnings	(880)	9,290	—
Non-controlling interest	(1,132)	(2,205)	(3,605)
U.S. research and development tax credit	(2,823)	(5,052)	(4,980)
Provision to return adjustments	(2,909)	(1,334)	(6,705)
Italian allowance for corporate equity	(4,515)	(11,761)	(9,243)
Tax impact of Tax Act	(10,852)	(114,219)	—
Nontaxable foreign exchange gain	(12,384)	—	—
Change in valuation allowances	(13,723)	58,672	3,610
Capital gain taxes on sale of DoubleDown	—	94,303	—
Non-taxable gains on investments	—	—	(5,880)
Other	(6,239)	(5,835)	(5,069)
	189,401	(29,414)	59,206

Effective tax rate	62.3%	3.0%	18.3%

 (1) Includes the effects of foreign subsidiaries' earnings taxed at rates other than the U.K. statutory rate

Components of Deferred Tax Assets and Liabilities, and Net Deferred Income Taxes Recorded in the Consolidated Balance Sheet
The components of deferred tax assets and liabilities are as follows:

	December 31,
($ thousands)	2018	2017
Deferred tax assets:
Net operating losses	226,249	241,702
Provisions not currently deductible for tax purposes	112,768	132,365
Section 163(j) interest limitation	75,778	—
Depreciation and amortization	49,548	72,101
Jackpot timing differences	42,651	51,438
Inventory reserves	10,497	9,913
Stock-based compensation	4,077	2,402
Deferred revenue	3,946	5,317
Other	9,480	4,155
Gross deferred tax assets	534,994	519,393
Valuation allowance	(170,831)	(184,554)
Deferred tax assets, net of valuation allowance	364,163	334,839

Deferred tax liabilities:
Acquired intangible assets	589,993	635,471
Depreciation and amortization	157,260	138,764
Other	24,876	10,518
Total deferred tax liabilities	772,129	784,753
Net deferred income tax liability	(407,966)	(449,914)

Our net deferred income taxes are recorded in the consolidated balance sheets as follows:

	December 31,
($ thousands)	2018	2017
Deferred income taxes - non-current asset	38,117	41,546
Deferred income taxes - non-current liability	(446,083)	(491,460)
	(407,966)	(449,914)

Reconciliation of the Beginning and Ending Amount of Valuation Allowance
A reconciliation of the valuation allowance is as follows:

	December 31,
($ thousands)	2018	2017	2016
Balance at beginning of year	184,554	151,653	139,663
Expiration of tax attributes	—	(25,771)	—
Net charges to (income) expense	(13,723)	58,672	11,990
Balance at end of year	170,831	184,554	151,653

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the unrecognized tax benefits is as follows:

	December 31,
($ thousands)	2018	2017	2016
Balance at beginning of year	20,975	14,340	37,370
Additions to tax positions - current year	11,947	479	423
Additions to tax positions - prior years	16,973	7,503	1,718
Reductions to tax positions - current year	—	(893)	(652)
Reductions to tax positions - prior years	(4,610)	(41)	(12,755)
Settlements	(17,238)	—	(8,750)
Lapses in statutes of limitations	(1,412)	(413)	(3,014)
Balance at end of year	26,635	20,975	14,340